Fair value of financial instruments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair value of financial instruments
Financial liabilities	€ 9,500	€ 8,746
Financial liabilities at fair value	9,495	8,863
Long-term interest bearing liabilities
Fair value of financial instruments
Financial liabilities	2,828	3,457
Financial liabilities at fair value	2,820	3,574
Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	994	309
Financial liabilities at fair value	997	309
Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	14	716
Financial liabilities at fair value	14	716
Other financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	891	268
Financial liabilities at fair value	891	268
Trade payables
Fair value of financial instruments
Financial liabilities	4,773	3,996
Financial liabilities at fair value	4,773	3,996
At Amortized Cost-Liabilities
Fair value of financial instruments
Financial liabilities	8,595	7,806
At Amortized Cost-Liabilities | Long-term interest bearing liabilities
Fair value of financial instruments
Financial liabilities	2,828	3,457
At Amortized Cost-Liabilities | Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	994	309
At Amortized Cost-Liabilities | Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities		44
At Amortized Cost-Liabilities | Trade payables
Fair value of financial instruments
Financial liabilities	4,773	3,996
Level 2
Fair value of financial instruments
Financial liabilities	198
Level 2 | Fair value through profit or loss-Liabilities
Fair value of financial instruments
Financial liabilities		268
Level 2 | Fair value through profit or loss-Liabilities | Other financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	198	268
Level 3
Fair value of financial instruments
Financial liabilities	707
Level 3 | Fair value through profit or loss-Liabilities
Fair value of financial instruments
Financial liabilities		672
Level 3 | Fair value through profit or loss-Liabilities | Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	14	€ 672
Level 3 | Fair value through profit or loss-Liabilities | Other financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	€ 693